DESCRIPTION OF BUSINESS AND ORGANIZATION - Disposal of subsidiary (Details) - Lotus Tech Innovation Centre GmbH - Non discontinued operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Sep. 27, 2024
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of equity interest disposed			80.00%
Cash consideration			$ 12,157
Cash			5,276
Accounts receivable			865
Prepayments and other current assets			2,710
Amounts due from the Company and its subsidiaries			4,035
Property, equipment and software, net			8,494
Operating lease right-of-use assets			9,689
Accounts payable			(1,062)
Accrued expenses and other current liabilities			(6,290)
Operating lease liabilities			(9,758)
Net assets			$ 13,959
Gain on disposal		$ 990
Remaining equity interest	20.00%	20.00%